Loans and Borrowings - Additional Information (Details) $ / shares in Units, ฿ in Millions				12 Months Ended
	Jan. 12, 2024 USD ($)	Aug. 02, 2023 USD ($)	Apr. 14, 2023 USD ($)	Sep. 30, 2024 USD ($) Warrant $ / shares	Jan. 12, 2024 THB (฿)	Sep. 30, 2023 USD ($)	Aug. 02, 2023 THB (฿)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 THB (฿)
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes				$ 6,345,765		$ 3,713,718
Borrowings				6,053,482		$ 4,736,583
Convertible Loan Notes
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes				2,100,000
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 570,000	$ 1,000,000	309,191			฿ 20.0
Interest rate		9.00%	15.00%				9.00%
Repayment period			2025-04
Borrowings repayment date		Aug. 13, 2024
Promissory Notes | CIIG
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 3,203,000
Interest rate				15.00%
Warrant price | $ / shares				$ 1
Warrants exercise price per share | $ / shares				$ 230
Number of warrants exercised | Warrant				20
Interest-free notes amount				$ 2,653,833
Notes amount with interest				479,167
Promissory Notes | Zapp Scooters Thailand Company Limited
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 287,000				฿ 10.0
Interest rate	15.00%				15.00%
Repayment period	2026-01
Export-Import Bank of Thailand ("EXIM")
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Export-Import Bank of Thailand ("EXIM") | Export Receivables Financing Arrangement
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 274,520	฿ 10.0
Interest-Bearing Note
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 576,007